CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 12,150,082	$ 3,932,343
Other receivables, allowance for doubtful accounts	134,982	50,363
Prepayments, allowance for doubtful accounts	1,084,318	1,002,221
Security deposits, allowance for doubtful accounts	773,595	718,437
Plant and equipment, accumulated depreciation	3,166,330	4,307,253
Intangible assets, accumulated amortization	91,164	148,806
Convertible debenture, issuance cost and discount	$ 6,958	$ 131,688
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	35,878,927	23,971,084
Ordinary shares, shares outstanding	35,878,927	23,971,084